Investment in associated companies - Statement of Operations (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2019	Dec. 31, 2017	Apr. 30, 2017
Schedule of Equity Method Investments [Line Items]
Share in results from associated companies (net of tax)	$ (90)	$ 149	$ (115)	$ 174
Seadrill Partners LLC
Schedule of Equity Method Investments [Line Items]
Operating revenues	426	612	750	1,128
Net operating income	100	257	51	464
Net income	(127)	201	(187)	235
Seabras Sapura
Schedule of Equity Method Investments [Line Items]
Operating revenues	232	241	434	487
Net operating income	124	125	198	244
Net income	88	92	113	160
Net income/(loss) allocated to ownership interests	44	46	57	80
Amortization of basis differences	(20)	0	(28)	0
Share in results from associated companies (net of tax)	$ 24	$ 46	$ 29	$ 80
Ownership percentage	50.00%	50.00%	50.00%	50.00%
SeaMex
Schedule of Equity Method Investments [Line Items]
Operating revenues	$ 118	$ 121	$ 232	$ 239
Net operating income	40	40	70	80
Net income	4	7	18	0
Net income/(loss) allocated to ownership interests	2	4	9	0
Amortization of basis differences	(14)	0	(28)	0
Share in results from associated companies (net of tax)	$ (12)	$ 4	$ (19)	$ 0
Ownership percentage	50.00%	50.00%	50.00%	50.00%
Sonadrill
Schedule of Equity Method Investments [Line Items]
Operating revenues	$ 0	$ 0	$ 22	$ 0
Net operating income	0	0	(1)	0
Net income	0	0	(2)	0
Net income/(loss) allocated to ownership interests	0	0	(1)	0
Share in results from associated companies (net of tax)	$ 0	$ 0	$ (1)	$ 0
Ownership percentage	0.00%	0.00%	50.00%	0.00%
Archer
Schedule of Equity Method Investments [Line Items]
Share in results from associated companies (net of tax)	$ 0	$ 0	$ 0	$ (10)
Ownership percentage					15.70%
Direct Ownership Interest | Seadrill Partners LLC
Schedule of Equity Method Investments [Line Items]
Net income/(loss) allocated to ownership interests	(59)	77	(92)	93
Amortization of basis differences	(23)	0	(15)	(11)
Share in results from associated companies (net of tax)	(82)	77	(107)	82
Subordinated Units | Seadrill Partners LLC
Schedule of Equity Method Investments [Line Items]
Net income/(loss) allocated to ownership interests	(15)	22	(17)	24
Amortization of basis differences	(5)	0	0	(2)
Share in results from associated companies (net of tax)	$ (20)	$ 22	$ (17)	$ 22
Ownership percentage			18.00%